FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND

To the Shareholders of Flaherty & Crumrine/Claymore Total Return Fund:

     Stating the obvious, we are facing extraordinary and unprecedented times in the financial markets. The events that ultimately culminated in the government's massive financial rescue plan have impacted the market for preferred securities particularly hard. As a result, for the quarter ended August 31, 2008, the Fund's common shareholders experienced a total return on net asset value of -11.0%, subsequent to the quarter-end and through the date of this letter, the net asset value has continued to decline significantly.

     Prices on long-term US Treasury bonds rose during the quarter, as investors sought the safety of government bonds despite historically low yields. On the flip side, there were few buyers and abundant sellers of most preferred securities and corporate bonds. A downward cycle for prices ensued, as selling pressure pushed prices lower which in turn led to more selling pressure.

     This pattern of selling begetting selling is an effect of severe bear market psychology. In addition, investors and lenders, seeking the safety and security of cash, withhold capital from borrowers. Since the free flow of capital is essential to our economy, and economic growth is a key factor in security valuation, concerns about price declines become self-fulfilling. The bears clearly were in control both during and subsequent to the quarter.

     The root cause of the current financial problems remains unresolved-residential real estate markets have yet to stabilize. The speculative component of residential housing has resulted in "bubble and crash" cycles in the past, but the current adjustment is unlike any we can recall. Far too many people wanted to buy homes under the "greater fool" plan and lenders were far too willing to help. The real estate market will eventually return to equilibrium and the dramatic measures taken by the government will help calm the markets. In the meantime we must deal with circumstances at hand.

     Since the end of our fiscal quarter events have transpired at a breathtaking pace - particularly relating to the Fund's use of leverage and its dividend. Our website allows for much more frequent communication than our quarterly letters. We have posted updates throughout this financial crisis and we encourage you to continue visiting us at www.fcclaymore.com.

     In addition to managing your Fund, we are also shareholders. We understand your concerns about recent events and we are doing our best to respond to them. Nonetheless, our goals remain constant - conduct exhaustive research and construct an investment portfolio that is designed to deliver high current income consistent with the objectives and guidelines of the Fund.

Sincerely,


/s/ Donald F. Crumrine                  /s/ Robert M. Ettinger

Donald F. Crumrine                      Robert M. Ettinger
Chairman of the Board                   President

October 16, 2008

Flaherty & Crumrine/Claymore Total Return Fund Incorporated

PORTFOLIO OVERVIEW

AUGUST 31, 2008 (UNAUDITED)

FUND STATISTICS ON 8/31/08
--------------------------
Net Asset Value                            $    14.84
Market Price                               $    13.15
Discount                                        11.39%
Yield on Market Price                           12.46%
Common Stock Shares Outstanding             9,776,333

MOODY'S RATINGS                            % OF PORTFOLIO
---------------                            --------------
AA                                               5.6%
A                                               19.2%
BBB                                             52.0%
BB                                              17.4%
Below "BB"                                       0.1%
Not Rated                                        3.3%
                                                ----
Below Investment Grade*                         12.4%

*    BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

                                   (PIE CHART)

INDUSTRY CATEGORIES                        % OF PORTFOLIO
-------------------                        --------------
Banking                                          33%
Utilities                                        26%
Insurance                                        21%
Financial Services                                7%
Energy                                            5%
REITs                                             3%
Other                                             5%

TOP 10 HOLDINGS BY ISSUER                  % OF PORTFOLIO
-------------------------                  --------------
Midamerican Energy                               6.5%
Liberty Mutual Group                             4.6%
Banco Santander                                  4.6%
AON Corp                                         3.5%
Wachovia Corp                                    2.8%
Sovereign Bancorp                                2.7%
Dominion Resources                               2.6%
Merrill Lynch                                    2.5%
Unum Group                                       2.5%
Astoria Financial                                2.3%

                                           % OF PORTFOLIO**
                                           ----------------
Holdings Generating Qualified
   Dividend Income (QDI) for Individuals         30%
Holdings Generating Income Eligible for
   the Corporate Dividend Received
   Deduction (DRD)                               24%

----------
** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated

                                                        PORTFOLIO OF INVESTMENTS

                                                     AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                  VALUE
------------                                                                              ------------
PREFERRED SECURITIES -- 88.6%
               BANKING -- 32.6%
$  5,750,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B ...........              $  5,788,525
               Banco Santander:
     366,000      6.50% Pfd. ...............................................                 7,331,456**(1)(2)
     196,620      6.80% Pfd. ...............................................                 4,215,041**(1)(2)
$  7,500,000   Capital One Capital III, 7.686% 08/15/36 ....................                 5,568,000(1)
$ 10,000,000   CBG Florida REIT Corporation, 7.114%, 144A**** ..............                 3,128,000
               Citigroup, Inc.:
      56,975      8.125% Pfd., Series AA ...................................                 1,121,695*(1)
     202,800      8.50% Pfd., Series F .....................................                 4,364,256*(1)
      40,000   Citizens Funding Trust I, 7.50% Pfd. 09/15/66 ...............                   502,500(1)
      40,000   Cobank, ACB, 7.00% Pfd., 144A**** ...........................                 1,314,400*(1)
       7,200   Colonial Capital Trust IV, 7.875% Pfd. 10/01/33 .............                   117,720
$  7,000,000   Comerica Capital Trust II, 6.576% 02/20/37 ..................                 3,984,400(1)
       7,000   FBOP Corporation, Adj. Rate Pfd., 144A**** ..................                 3,850,000*
$    400,000   First Empire Capital Trust I, 8.234% 02/01/27 ...............                   371,186(1)
$  1,900,000   First Hawaiian Capital I, 8.343% 07/01/27, Series B .........                 1,834,640(1)(2)
$    100,000   First Tennessee Capital I, 8.07% 01/06/27, Series A .........                    63,900(1)
$    600,000   First Union Capital II, 7.95% 11/15/29 ......................                   559,774(1)
           2   FT Real Estate Securities Company, 9.50% Pfd., 144A**** .....                 1,847,783
$  1,000,000   HBOS PLC, 6.657%, 144A**** ..................................                   628,700**(1)(2)
$    855,000   HSBC USA Capital Trust II, 8.38% 05/15/27, 144A**** .........                   839,501(1)(2)
     143,750   HSBC USA, Inc., 6.50% Pfd., Series H ........................                 3,249,109*(1)
$  4,000,000   JPMorgan Chase & Co., 7.90%, Series I .......................                 3,645,200*(1)
      82,000   Keycorp Capital IX, 6.75% Pfd. 12/15/66 .....................                 1,235,125(1)
      54,995   National City Corporation, 9.875% Pfd. ......................                 1,082,302*(1)
$  2,500,000   National City Preferred Capital Trust I, 12.00% .............                 1,554,250(1)
     151,059   PFGI Capital Corporation, 7.75% Pfd. ........................                 2,382,200(1)
$  3,500,000   PNC Preferred Funding Trust III, 8.70%, 144A**** ............                 3,355,800(1)
$  1,000,000   Regions Financing Trust II, 6.625% 05/15/47 .................                   528,800(1)
      93,100   Sovereign Bancorp, 7.30% Pfd., Series C .....................                 1,492,514*(1)
     191,525   Sovereign Capital Trust V, 7.75% Pfd. 05/22/36 ..............                 3,503,471
       2,000   Sovereign REIT, 12.00% Pfd., Series A, 144A**** .............                 1,907,720
               U.S. Bancorp, Auction Pass-Through Trust, Cl. B:
          15      Series 2006-5, Variable Rate Pfd., 144A**** ..............                       375*+
          15      Series 2006-6, Variable Rate Pfd., 144A**** ..............                       375*+

Flaherty & Crumrine/Claymore Total Return Fund Incorporated

AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                  VALUE
------------                                                                              ------------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
               Wachovia Corporation:
$  2,000,000      7.98% ....................................................              $  1,526,600*(1)
     195,000      8.00% Pfd., Series J .....................................                 3,634,800*(1)
      84,900   Wachovia Preferred Funding, 7.25% Pfd., Series A ............                 1,439,267(1)
$  2,800,000   Webster Capital Trust IV, 7.65% 06/15/37 ....................                 1,806,840
$  2,000,000   Wells Fargo Capital XIII, 7.70% .............................                 1,917,800(1)
      30,000   Wells Fargo Capital XIV, 8.625% Pfd. 09/14/68 ...............                   773,400
                                                                                          ------------
                                                                                            82,467,425
                                                                                          ------------
               FINANCIAL SERVICES -- 5.8%
               CIT Group, Inc.:
      13,900      5.189% Pfd., Series B ....................................                   640,512*(1)
$  3,250,000      6.10% 03/15/67 ...........................................                 1,322,425(1)
      68,800      6.35% Pfd., Series A .....................................                   966,124*(1)
      23,898   First Republic Bank, 7.25% Pfd. .............................                   479,454(1)
       2,000   First Republic Preferred Capital Corporation,
                  10.50% Pfd., 144A****.....................................                 2,114,440(1)
               Goldman Sachs:
      29,100      Adj. Rate Pfd., Series D .................................                   452,869*
      28,000      Cabco Trust Capital I, Adj. Rate Pfd. 02/15/34 ...........                   393,190(1)
       1,500      STRIPES Custodial Receipts, Pvt ..........................                        15*+
$  3,000,000   Gulf Stream-Compass 2005 Composite Notes, 144A**** ..........                 2,203,080
               Lehman Brothers Holdings, Inc.:
      20,000      5.67% Pfd., Series D .....................................                   549,200*(1)
      85,000      7.95% Pfd. ...............................................                 1,322,600*(1)
               Merrill Lynch:
     160,000      6.25% Pfd. ...............................................                 2,849,600*(1)
      80,000      Adj. Rate Pfd., Series 5 .................................                   945,000*(1)
      20,000      Fixed Income Pass-Through 2007-A, Cl. B, Adj
                     Rate Pfd., 144A**** ...................................                       200*+
       3,000      Series II STRIPES Custodial Receipts, Pvt ................                        30*+
      11,000   SLM Corporation, Adj. Rate Pfd., Series B ...................                   444,125*(1)
                                                                                          ------------
                                                                                            14,682,864
                                                                                          ------------
               INSURANCE -- 15.5%
$  2,305,000   AMBAC Financial Group, Inc., 6.15% 02/15/37 .................                   814,356
$  9,511,000   AON Capital Trust A, 8.205% 01/01/27 ........................                 8,906,414(1)
               Arch Capital Group Ltd.:
      28,650      7.875% Pfd., Series B ....................................                   663,428**(1)(2)
      47,100      8.00% Pfd., Series A .....................................                 1,080,356**(1)(2)

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated

                                                     AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                  VALUE
------------                                                                              ------------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
               Axis Capital Holdings:
      23,030      7.25% Pfd., Series A .....................................              $    508,099**(1)(2)
      66,600      7.50% Pfd., Series B .....................................                 5,210,118(1)(2)
     160,000   Delphi Financial Group, 7.376% Pfd. 05/15/37 ................                 2,805,008(1)
$  5,500,000   Everest Re Holdings, 6.60% 05/15/37 .........................                 3,641,000(1)
$    845,000   Great West Life & Annuity Insurance, 7.153% 05/16/46,
                  144A**** .................................................                   701,519
               Liberty Mutual Group:
$  6,500,000      7.80% 03/15/37, 144A**** .................................                 4,852,250
$  1,000,000      10.75% 06/15/58, 144A**** ................................                   911,200
$  1,000,000   MetLife Capital Trust X, 9.25% 04/08/38, 144A**** ...........                 1,014,900(1)
     114,000   MetLife, Inc., 6.50% Pfd., Series B .........................                 2,394,285*
$    300,000   PartnerRe Finance II, 6.44% 12/01/66 ........................                   231,660(1)(2)
     109,000   Scottish Re Group Ltd., 7.25% Pfd. ..........................                   231,625**(2)+
$  3,615,000   USF&G Capital, 8.312% 07/01/46, 144A**** ....................                 3,888,493(1)
$  1,500,000   ZFS Finance USA Trust V, 6.50% 05/09/37, 144A**** ...........                 1,294,253(1)
                                                                                          ------------
                                                                                            39,148,964
                                                                                          ------------
               UTILITIES -- 26.4%
      33,700   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ...                 3,325,179*
     365,000   Calenergy Capital Trust III, 6.50% Pfd. 09/01/27 ............                16,366,600(1)
$  2,375,000   COMED Financing III, 6.35% 03/15/33 .........................                 1,930,637
     115,000   Constellation Energy Group, Inc., 8.625% Pfd. 06/15/63,
                  Series A .................................................                 2,884,200(1)
$  4,500,000   Dominion Resources Capital Trust I, 7.83% 12/01/27 ..........                 4,506,709(1)
$  2,250,000   Dominion Resources, Inc., 7.50% .............................                 2,041,425(1)
     145,000   Entergy Arkansas, Inc., 6.45% Pfd. ..........................                 3,581,500*
      50,000   Entergy Louisiana, Inc., 6.95% Pfd. .........................                 4,981,000*
      91,200   FPC Capital I, 7.10% Pfd., Series A .........................                 2,137,500(1)
               FPL Group Capital, Inc.:
$    750,000      6.35% 10/01/66 ...........................................                   636,085(1)
$    350,000      6.65% 06/15/67 ...........................................                   299,996(1)
$  1,000,000      7.30% 09/01/67, Series D .................................                   920,366(1)
       2,500   Georgia Power Company, 6.50% Pfd., Series 07-A ..............                   247,850*(1)
      30,445   Indianapolis Power & Light Company, 5.65% Pfd. ..............                 2,632,275*
               Interstate Power & Light Company:
      85,100      7.10% Pfd., Series C .....................................                 2,124,947*(1)
      38,600      8.375% Pfd., Series B ....................................                 1,043,744*(1)
$  5,000,000   PECO Energy Capital Trust IV, 5.75% 06/15/33 ................                 4,047,000(1)
$  4,250,000   Puget Sound Energy, Inc., 6.974% 06/01/67 ...................                 3,563,625
      15,000   Southern California Edison, 6.00% Pfd., Series C ............                 1,374,000*(1)

Flaherty & Crumrine/Claymore Total Return Fund Incorporated

AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                  VALUE
------------                                                                              ------------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
$  1,500,000   Southern Union Company, 7.20% 11/01/66 ......................              $  1,198,050
       5,000   Union Electric Company, $7.64 Pfd. ..........................                   488,300*
       5,000   Virginia Electric & Power Company,  $6.98 Pfd. ..............                   495,500*(1)
$  4,500,000   Wisconsin Energy Corporation, 6.25% 05/15/67 ................                 3,730,635(1)
      85,137   Wisconsin Power & Light Company, 6.50% Pfd. .................                 2,112,462*(1)
                                                                                          ------------
                                                                                            66,669,585
                                                                                          ------------
               ENERGY -- 3.1%
$  4,900,000   Enbridge Energy Partners LP, 8.05% 10/01/37 .................                 4,367,659
$  4,000,000   Enterprise Products Partners, 7.034% 01/15/68 ...............                 3,474,812
                                                                                          ------------
                                                                                             7,842,471
                                                                                          ------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 3.2%
     125,000   Duke Realty Corporation, 8.375% Pfd., Series O ..............                 2,955,000(1)
               PS Business Parks, Inc.:
      45,400      6.70% Pfd., Series P .....................................                   845,575
       5,700      6.875% Pfd., Series I ....................................                   108,300(1)
       4,500      7.00% Pfd., Series H .....................................                    88,031(1)
      58,120      7.20% Pfd., Series M .....................................                 1,167,852(1)
      26,938      7.375% Pfd., Series O ....................................                   542,127(1)
      57,900      7.60% Pfd., Series L .....................................                 1,190,569(1)
               Public Storage, Inc.:
      22,100      6.75% Pfd., Series E .....................................                   463,410(1)
      30,000      6.85% Pfd., Series Y .....................................                   630,600
                                                                                          ------------
                                                                                             7,991,464
                                                                                          ------------
               MISCELLANEOUS INDUSTRIES -- 2.0%
       1,395   Centaur Funding Corporation, 9.08% Pfd. 04/21/20, 144A**** ..                 1,351,727
      40,000   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** .........                 3,610,800*
                                                                                          ------------
                                                                                             4,962,527
                                                                                          ------------
               TOTAL PREFERRED SECURITIES
                  (Cost $277,910,830) ......................................               223,765,300
                                                                                          ------------

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated

                                                     AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                  VALUE
------------                                                                              ------------
CORPORATE DEBT SECURITIES -- 9.1%
               BANKING -- 0.1%
      15,600   Colonial Bancgroup, Inc., 8.875% Pfd. 03/15/38 ..............              $    285,792
                                                                                          ------------
                                                                                               285,792
                                                                                          ------------
               FINANCIAL SERVICES -- 1.4%
$  4,726,012   Lehman Brothers, Guaranteed Note, Variable Rate,
                  12/16/16, 144A**** .......................................                 3,575,228
                                                                                          ------------
                                                                                             3,575,228
                                                                                          ------------
               INSURANCE -- 5.0%
      15,000   AAG Holding Company, Inc., 7.25% Pfd. .......................                   304,500(1)
$  7,577,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** .........                 5,967,645(1)
$  7,000,000   UnumProvident Corporation, 7.25% 03/15/28, Senior Notes .....                 6,313,300(1)
                                                                                          ------------
                                                                                            12,585,445
                                                                                          ------------
               ENERGY -- 1.5%
$  4,000,000   Noble Energy, Inc., 7.25% 08/01/97 ..........................                 3,758,788(1)
                                                                                          ------------
                                                                                             3,758,788
                                                                                          ------------
               MISCELLANEOUS INDUSTRIES -- 1.1%
      16,500   Corp-Backed Trust Certificates, 7.00% 11/15/28,
                  Series Sprint ............................................                   277,365(1)
       9,625   Ford Motor Company, 7.50% 06/10/43, Senior Notes ............                   114,177
               Pulte Homes, Inc.:
      25,844      7.375% 06/01/46 ..........................................                   493,460
$  2,160,000      7.875% 06/15/32 ..........................................                 1,853,712
                                                                                          ------------
                                                                                             2,738,714
                                                                                          ------------
               TOTAL CORPORATE DEBT SECURITIES
                  (Cost $27,527,701) .......................................                22,943,967
                                                                                          ------------
OPTION CONTRACTS -- 0.2%
         263   December Put Options on December U.S. Treasury Bond
                  Futures, Expiring 11/21/08 ...............................                   410,938+
                                                                                          ------------
               TOTAL OPTION CONTRACTS
                  (Cost $459,219) ..........................................                   410,938
                                                                                          ------------

Flaherty & Crumrine/Claymore Total Return Fund Incorporated

AUGUST 31, 2008 (UNAUDITED)

SHARES/$ PAR                                                                                  VALUE
------------                                                                              ------------
MONEY MARKET FUND -- 1.0%
   2,551,540   BlackRock Provident Institutional, TempFund .................              $  2,551,540
                                                                                          ------------
               TOTAL MONEY MARKET FUND
                  (Cost $2,551,540) ........................................                 2,551,540
                                                                                          ------------
TOTAL INVESTMENTS (Cost $308,449,290***) ...................................    98.9%      249,671,745
OTHER ASSETS AND LIABILITIES (Net) .........................................     1.1%        2,874,786
                                                                               -----      ------------
TOTAL NET INVESTMENTS ......................................................   100.0%++   $252,546,531
                                                                               -----      ------------
LOAN PRINCIPAL BALANCE .....................................................               (68,000,000)
                                                                                          ------------
AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE .....................               (39,500,000)
                                                                                          ------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .................................              $145,046,531
                                                                                          ============


* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**   Securities distributing Qualified Dividend Income only.

***  Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1) All or a portion of this security is pledged as collateral for the Fund's loan. The total value of such securities was $156,337,129 at August 31, 2008.

(2)  Foreign Issuer.

+    Non-income producing.

++ The percentage shown for each investment category is the total value of that category as a percentage of total net investments.

     ABBREVIATIONS:

PFD. -- Preferred Securities

PVT. -- Private Placement Securities

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2007 THROUGH AUGUST 31, 2008 (UNAUDITED)

                                                                                               VALUE
                                                                                           ------------
OPERATIONS:
   Net investment income ...............................................................   $ 14,706,468
   Net realized gain/(loss) on investments sold during the period ......................    (10,007,108)
   Change in net unrealized appreciation/depreciation of investments ...................    (37,027,800)
   Distributions to AMPS* Shareholders from net investment income, including changes in
      accumulated undeclared distributions .............................................     (3,796,470)
                                                                                           ------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................    (36,124,910)

DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock Shareholders(2) ...........    (11,565,402)
                                                                                           ------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ....................................    (11,565,402)

FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment
      and Cash Purchase Plan ...........................................................             --
                                                                                           ------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
      RESULTING FROM FUND SHARE TRANSACTIONS ...........................................             --
                                                                                           ------------
NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE PERIOD ....................   $(47,690,312)
                                                                                           ============
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period .................................................................   $192,736,843
   Net decrease in net assets during the period ........................................    (47,690,312)
                                                                                           ------------
   End of period .......................................................................   $145,046,531
                                                                                           ============

----------
*    Auction Market Preferred Stock.

(1) These tables summarize the nine months ended August 31, 2008 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2007.

(2)  May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine/Claymore Total Return Fund Incorporated
FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2007 THROUGH AUGUST 31, 2008 (UNAUDITED) FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period ................................................   $      19.71
                                                                                           ------------
INVESTMENT OPERATIONS:
   Net investment income ...............................................................           1.50
   Net realized and unrealized gain/(loss) on investments ..............................          (4.80)

DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
   From net investment income ..........................................................          (0.39
                                                                                           ------------
   Total from investment operations ....................................................          (3.69)
                                                                                           ------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income ..........................................................          (1.18)
                                                                                           ------------
   Total distributions to Common Stock Shareholders ....................................          (1.18)
                                                                                           ------------
   Net asset value, end of period ......................................................   $      14.84
                                                                                           ============
   Market value, end of period .........................................................   $      13.15
                                                                                           ============
   Common Stock shares outstanding, end of period ......................................      9,776,333
                                                                                           ============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ ..............................................................           8.57%**
   Operating expenses(2) ...............................................................           2.38%**

SUPPLEMENTAL DATA:++
   Portfolio turnover rate .............................................................             39%***
   Total net investments, end of period (in 000's) .....................................   $    252,547
   Ratio of operating expenses(2) to total net investments .............................           1.37%**

(1) These tables summarize the nine months ended August 31, 2008 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2007.

(2)  Includes interest expense.

*    Auction Market Preferred Stock.

**   Annualized.

***  Not annualized.

+ The net investment income ratios reflect income net of operating expenses, including interest expense, and payments to AMPS Shareholders.

++ Information presented under heading Supplemental Data includes AMPS and loan principal balance.

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)

                                TOTAL                                   DIVIDEND
                              DIVIDENDS   NET ASSET        NYSE       REINVESTMENT
                                PAID        VALUE     CLOSING PRICE     PRICE(1)
                              ---------   ---------   -------------   ------------
December 31, 2007 .........    $0.1300      $18.98        $16.88         $16.96
January 31, 2008 ..........     0.1300       19.35         17.97          18.09
February 29, 2008 .........     0.1300       18.92         17.50          17.52
March 31, 2008 ............     0.1300       17.21         15.69          15.84
April 30, 2008 ............     0.1300       17.47         15.94          16.10
May 31, 2008 ..............     0.1300       17.12         15.99          15.88
June 30, 2008 .............     0.1300       16.10         14.98          14.59
July 31, 2008 .............     0.1365       14.94         13.24          13.27
August 31, 2008 ...........     0.1365       14.84         13.15          13.28

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

Flaherty & Crumrine/Claymore Total Return Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At August 31, 2008 the aggregate cost of securities for federal income tax purposes was $309,296,824, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $2,230,921 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $61,856,000.

2.   ADDITIONAL ACCOUNTING STANDARDS

     STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

     In September 2006, the Financial Accounting Standards Board issued SFAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted SFAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of August 31, 2008 is as follows:

                                                                        OTHER FINANCIAL
                                                                          INSTRUMENTS
                                                         INVESTMENTS      (UNREALIZED
                                                        IN SECURITIES    APPRECIATION/
VALUATION INPUTS                                       (MARKET VALUE)    DEPRECIATION)*
----------------                                       --------------   ---------------
Level 1 - Quoted Prices - Investments ..............    $ 59,224,235          $--
Level 2 - Other Significant Observable Inputs ......     184,669,202           --
Level 3 - Significant Unobservable Inputs ..........       5,778,308           --
                                                        ------------          ---
TOTAL ..............................................    $249,671,745          $--

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment. As of August 31, 2008 the Fund does not have any other financial instruments.

                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated

     Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                        OTHER FINANCIAL
                                                                          INSTRUMENTS
                                                         INVESTMENTS      (UNREALIZED
                                                        IN SECURITIES    APPRECIATION/
                                                       (MARKET VALUE)    DEPRECIATION)
                                                       --------------   ---------------
BALANCE AS OF 11/30/07 .............................    $ 6,945,554           $--
Accrued discounts/premiums .........................             --            --
Realized gain/(loss) ...............................             --            --
Change in unrealized appreciation/(depreciation) ...     (1,167,246)           --
Net purchases/(sales) ..............................             --            --
Transfers in and/or out of Level 3 .................             --            --
                                                        -----------           ---
BALANCE AS OF 8/31/08 ..............................    $ 5,778,308           $--

3.   SUBSEQUENT EVENTS

     On September 15, 2008, Lehman Brothers Holdings Inc. filed for bankruptcy. As a result, the Fund may not be able to recover the principal invested in securities issued by this entity, and also does not expect to receive income payments on these securities going forward. The value of securities issued by this entity, which were held by the Fund, has been adversely impacted and may decline further. The decline since August 31, 2008 is not reflected in this report.

     Subsequent to the reporting period, the market values of certain investments of the Fund have declined significantly and may decline further as a result of the ongoing financial crisis. The market value of the Fund's investments is reflected in the weekly net asset values reported by the Fund.

     The Funds are subject to several different asset coverage requirements that arise from the use of leverage by the Fund. The decline in asset values has resulted in the Fund not meeting these asset coverage requirements at various points in time since the end of the fiscal quarter. According to these requirements, the Fund may not declare, set aside, or pay a common stock dividend unless the asset coverage requirements are met. As a result, the Fund delayed the payment of the September common stock dividend until October 6, 2008 when the asset coverage requirements could be met. To meet the requirements and pay the delayed dividend and future dividends, the Fund has been selling assets to raise cash, and has applied much of the proceeds to the reduction of leverage or invested in higher quality short-term securities in anticipation of future reductions in leverage. As of October 16, 2008, the outstanding leverage balance consisted of $39.5 million in auction market preferred stock and $39.5 million in borrowings under the committed financing agreement, a reduction in total leverage balance of $28.5 million since the end of the 3rd fiscal quarter and a reduction of $49.5 million since the end of the 2nd fiscal quarter. The Fund may be adversely impacted by the reduction in leverage. Updated information on the status of these requirements may be found on the Fund website at www.fcclaymore.com.

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                      (FLAHERTY & CRUMRINE/CLAYMORE LOGO)
                               TOTAL RETURN FUND

                                Quarterly Report

                                August 31, 2008

                               www.fcclaymore.com

DIRECTORS
   Donald F. Crumrine, CFA
      Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
      Chief Executive Officer
   Robert M. Ettinger, CFA
      President
   R. Eric Chadwick, CFA
      Chief Financial Officer,
      Vice President and Treasurer
   Chad C. Conwell
      Chief Compliance Officer,
      Vice President and Secretary
   Bradford S. Stone
      Vice President and
      Assistant Treasurer
   Laurie C. Lodolo
      Assistant Compliance Officer,
      Assistant Treasurer and
      Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

SERVICING AGENT
   Claymore Securities, Inc.
   1-866-233-4001

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND?

     -    If your shares are held in a Brokerage Account, contact your Broker.

     - If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent --

               PNC Global Investment Servicing
               (U.S.) Inc. 1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.